Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities carried at fair value
Derivative Assets	$ 9,418	$ 6,965
Derivative Liabilities	4,712	513
Measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value
Restricted Investments	46,718	43,426
Jackpot Investments	4,184	151,499
Available for Sale Investments	12,666	7,250
Measured at fair value on a recurring basis | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	8,339	5,002
Derivative Liabilities	126	750
Measured at fair value on a recurring basis | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	1,079	1,963
Derivative Liabilities	13,709	8,958
Measured at fair value on a recurring basis | Level 1
Financial assets and liabilities carried at fair value
Restricted Investments	46,718	43,426
Jackpot Investments	4,184	151,499
Available for Sale Investments	12,666	7,250
Measured at fair value on a recurring basis | Level 1 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 1 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 2
Financial assets and liabilities carried at fair value
Restricted Investments	0	0
Jackpot Investments	0	0
Available for Sale Investments	0	0
Measured at fair value on a recurring basis | Level 2 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	8,339	5,002
Derivative Liabilities	126	750
Measured at fair value on a recurring basis | Level 2 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	1,079	1,963
Derivative Liabilities	13,709	8,958
Measured at fair value on a recurring basis | Level 3
Financial assets and liabilities carried at fair value
Restricted Investments	0	0
Jackpot Investments	0	0
Available for Sale Investments	0	0
Measured at fair value on a recurring basis | Level 3 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 3 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	$ 0	$ 0